Convertible preferred stock (Q1) (Details) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2020 shares	Dec. 08, 2020 shares	Dec. 01, 2020 shares	Oct. 23, 2020 shares	Oct. 12, 2020 shares	Oct. 01, 2020 USD ($) shares	Mar. 05, 2020 shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares shares	Jul. 20, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 24, 2020 $ / shares	Mar. 17, 2020 $ / shares	Dec. 19, 2019 $ / shares	Nov. 04, 2019 $ / shares	Dec. 12, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Stated value (in dollars per share) | $ / shares									$ 0.001		$ 0.001	$ 0.001
Common stock, par value (in dollars per share) | $ / shares									$ 0.001		$ 0.001	$ 0.001
Number of warrants included in each unit (in shares)																					1
Term of warrants													72 months				84 months		24 months	24 months
Warrants, exercise price (in dollars per share) | $ / shares													$ 1.00	$ 0.65	$ 1.05	$ 0.75	$ 1.25	$ 1.62	$ 5.00	$ 5.00
Preferred stock, authorized (in shares)									30,000		30,000	0
Shares and warrants issued pursuant to a private placement (in shares)	500,000	500,000	35,000				125,000
Issued pursuant to a private placement | $									$ 4,072	$ 500	$ 500	$ 150
Liquidation preference (in dollars per share) | $ / shares									$ 1,000		$ 1,000
Conversion ratio									0.50		0.50
Series F Unit
Subsidiary, Sale of Stock [Line Items]
Shares and warrants issued pursuant to a private placement (in shares)						14,264
Series F Unit | Cavalry
Subsidiary, Sale of Stock [Line Items]
Shares and warrants issued pursuant to a private placement (in shares)						3,500
Series F Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized (in shares)														30,000
Shares and warrants issued pursuant to a private placement (in shares)				100
Issued pursuant to a private placement | $											$ 13,916
Series F Convertible Preferred Stock | Retained Earnings [Member]
Subsidiary, Sale of Stock [Line Items]
Issued pursuant to a private placement | $						$ 5,400					$ 5,415
Series F private placement
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Value per share (in dollars per share) | $ / shares								$ 0.50
Number of warrants included in each unit (in shares)								1
Term of warrants								6 years
Warrants, exercise price (in dollars per share) | $ / shares								$ 0.75
Gross cash proceeds | $								$ 18,200
Series F private placement | Officers and directors
Subsidiary, Sale of Stock [Line Items]
Gross cash proceeds | $								$ 6,500
Series F private placement | Series F Unit
Subsidiary, Sale of Stock [Line Items]
Purchase price (in dollars per share) | $ / shares								$ 1,000
Shares and warrants issued pursuant to a private placement (in shares)				2,832	1,106
Series F private placement | Series F Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares of stock included in each unit (in shares)								1
Stated value (in dollars per share) | $ / shares								$ 0.001